245 Summer Street

Fidelity® Investments

Boston, MA 02210

April 30, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Concord Street Trust (the trust): File Nos. 033-15983 and 811-05251

Fidelity 500 Index Fund

Fidelity Extended Market Index Fund

Fidelity Flex 500 Index Fund

Fidelity Flex Large Cap Focused Index Fund

Fidelity International Index Fund

Fidelity Series Total Market Index Fund

Fidelity Total Market Index Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust